Notes to the Profit or Loss Statement - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of personnel expense [abstract]
Wages and Salaries	€ 99,438	€ 43,476	€ 30,349
Social Security Contributions	8,043	5,686	4,341
Share-based Payment Expense	8,955	6,654	5,585
Temporary Staff (External)	5,760	2,633	1,241
Other	9,664	5,264	3,121
Total	€ 131,860	€ 63,713	€ 44,637